Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2018
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Abstract]
Transactions with Related Parties and Affiliates

NOTE 18 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Management fees: Pursuant to the amended Management Agreement, in each of October 2013, August 2014, February 2015 and February 2016, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners’ vessels for a daily fee of: (a) $4.10 daily rate per Ultra-Handymax vessel; (b) $4.20 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Containership of TEU 6,800; (e) $7.40 daily rate per Containership of more than TEU 8,000; and (f) $8.75 daily rate per very large Containership of more than TEU 13,000 through December 31, 2017. On November 14, 2017, Navios Partners agreed to extend the duration of its existing Management Agreement with the Manager until December 31, 2022 and to fix the rate for shipmanagement services of its owned fleet through December 31, 2019, effective from January 1, 2018. The new management fees, excluding drydocking expenses which are reimbursed at cost by Navios Partners, are: (a) $4.23 daily rate per Ultra-Handymax vessel; (b) $4.33 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Containership of TEU 6,800; (e) $7.40 daily rate per Containership of more than TEU 8,000 and (f) $8.75 daily rate per very large Containership of more than TEU 13,000. Drydocking expenses under this agreement are reimbursed by Navios Partners at cost at occurrence. Effective from August 31, 2016, Navios Partners could, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2018, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR.

Total management fees for each of the years ended December 31, 2018, 2017 and 2016, including Navios Containers management fees for the period from April 28, 2017 (date of Navios Containers’ inception) to August 29, 2017, amounted to $68,871, $67,310 and $59,209, respectively.

General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager, until December 31, 2022.

Total general and administrative expenses charged by Navios Holdings for each of the years ended December 31, 2018, 2017 and 2016, including Navios Containers administrative expenses for the period from April 28, 2017 (date of Navios Containers’ inception) to August 29, 2017, amounted to $9,344, $8,877 and $7,751, respectively.

Balance due from related parties (excluding Navios Europe I and Navios Europe II): Balance due from related parties as of December 31, 2018 and December 31, 2017 amounted to $52,252 and $43,146, respectively, of which for the year ended December 31, 2018, the current receivable was $28,562 and the long-term receivable was $28,880. The balance mainly consisted of management fees and drydocking expenses including amounts needed for compliance with IMO regulations prepaid to Navios Holdings in accordance with the Management service agreement and the Navios Holdings Guarantee of up to $20,000. The claim amounted to $17,612 as of December 31, 2018.

Vessel Chartering: In November 2016, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Fulvia, a 2010-built Capesize vessel. The term of this charter is approximately three months that commenced in November 2016, at a net daily rate of $11.5. The vessel was redelivered in February 2017.

Total revenue of Navios Partners from the subsidiaries of Navios Holdings for the years ended December 31, 2018, 2017 and 2016 amounted to $97, $654 and $1,939, respectively.

 Registration Rights Agreement: On February 4, 2015, we completed a private placement to Navios Holdings of 1,120,547 common units and 22,868 general partner units, raising gross proceeds of $14,967 and in connection with such private placement, we entered into a registration rights agreement with Navios Holdings pursuant to which we provide Navios Holdings with certain rights relating to the registration of the common units.

Balance due from Navios Europe I: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans of up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the amount of funds available under the Navios Revolving Loans I was increased by $30,000 (see Note 20 — Investment in Affiliates). The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return at 12.7% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter.

As of December 31, 2018, Navios Partners’ portion of the outstanding amount relating to the portion of the investment in Navios Europe I (5.0% of the $10,000) was $500, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans I capital was $11,205 (December 31, 2017: $1,205), under the caption “Loans receivable from affiliates”. The accrued interest income earned under the Navios Revolving Loans I was $731 (December 31, 2017: $489) under the caption “Balance due from related parties” and the accrued interest income earned under the Navios Term Loans I was $447 (December 31, 2017: $334) under the caption “Loans receivable from affiliates”. As of December 31, 2018, the amount undrawn under the Navios Revolving Loans I was $12,000, of which Navios Partners may be required to fund an amount ranging from $0 to $12,000.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II revolving loans of up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of funds available under the Navios Revolving Loans II was increased by $14,000 (see Note 20 — Investment in Affiliates). The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return at 18% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter.

As of December 31, 2018, Navios Partners’ portion of the outstanding amount relating to the portion of the investment in Navios Europe II (5.0% of the $14,000) was $700, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans II capital was $15,397 (December 31, 2017: $9,772), under the caption “Loans receivable from affiliates”. The accrued interest income earned under the Navios Revolving Loans II was $4,459 (December 31, 2017: $1,801) under the caption “Balance due from related parties” and the accrued interest income earned under the Navios Term Loans II was $608 (December 31, 2017: $395) under the caption “Loans receivable from affiliates”. As of December 31, 2018, the amount undrawn under the Navios Revolving Loans II was $4,503, of which Navios Partners may be required to fund an amount ranging from $0 to $4,503.

Note receivable from affiliates: On March 17, 2017, Navios Holdings transferred to Navios Partners its rights to the fixed 12.7% interest on the Navios Europe I’s Navios Term Loans I and Navios Revolving Loans I (including the respective accrued receivable interest) in the amount of $33,473, which included a cash consideration of $4,050 and 13,076,923 newly issued common units of Navios Partners. At the date of this transaction, the Company recognized a receivable at the fair value of its newly issued common units totaling $29,423 based on the closing price of $2.25 per unit as of March 16, 2017 given as consideration (see Note 13 — Issuance of Units). The receivable relating to the consideration settled with the issuance of 13,076,923 Navios Partners’ common units in the amount of $29,423 has been classified contra equity within the Consolidated Statements of Changes in Partners’ Capital as “Note receivable”. The receivable from Navios Holdings is payable on maturity in December 2023 and Navios Partners will receive approximately $50,937. Interest will accrue through maturity and will be recognized within “Interest income” for the receivable relating to the cash consideration of $4,050. As of December 31, 2018, the long-term note receivable from Navios Holdings amounted to $4,525 (including the non-cash interest income of $475), presented under the caption “Note receivable from affiliates”. Navios Partners may require Navios Holdings, under certain conditions, to repurchase the loans after the third anniversary of the date of the transaction based on the then outstanding balance of the loans.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Partners entered into an omnibus agreement with Navios Acquisition and Navios Holdings (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for containerships and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

In connection with the Navios Midstream initial public offering and effective November 18, 2014, Navios Partners entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Holdings pursuant to which Navios Acquisition, Navios Holdings and Navios Partners have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years and also providing rights of first offer on certain tanker vessels.

In connection with the Navios Containers private placement and listing on the N-OTC market effective June 8, 2017, Navios Partners entered into an omnibus agreement with Navios Containers, Navios Holdings, Navios Acquisition and Navios Midstream, pursuant to which Navios Partners, Navios Holdings, Navios Acquisition and Navios Midstream have granted to Navios Containers a right of first refusal over any containerships to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Partners, Navios Holdings, Navios Acquisition and Navios Midstream to compete with Navios Containers under specified circumstances.

On November 15, 2012 (as amended in March 2014), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. The final settlement of the amount due will take place at any time but in no case later than December 31, 2019, in accordance with a letter of agreement effective as of December 29, 2017. During the year ended December 31, 2018, the Company did not submit any claims to Navios Holdings for charterers’ default under this agreement. During the years ended December 31, 2017 and 2016, the Company submitted claims for charterers’ default under this agreement to Navios Holdings for a total amount of $7,242 and $9,153, respectively, net of applicable deductions, of which $7,623 and $9,635 was recorded as “Other income”. Net of the $2,000 write down, the claim amounted to $17,612, including accrued interest and discount unwinding of $389 for the year ended December 31, 2018, presented under the caption “Amounts due from related parties-short term” in the Consolidated Balance Sheets.

As of December 31, 2018, Navios Holdings held an 18.0% common unit interest in Navios Partners, represented by 31,053,233 common units and it also held a general partner interest of 2.0%.